Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [abstract]
Salaries	€ 7,902	€ 7,007	€ 8,160
Share-based payments	1,264	862
Travel and living	466	359	577
Pre-clinical studies	2,945	1,995	4,650
Clinical studies	3,656	3,023	4,468
Raw materials & consumables	2,770	1,825
Delivery systems	117	430	964
Consulting fees	1,663	1,522	791
External collaborations	110	885
IP filing and maintenance fees	397	513	799
Scale-up & automation	23	1,892	4,164
Rent and utilities	651	371	939
Depreciation and amortisation	848	1,488	1,345
Other costs	765	735	817
Total Research and Development expenses	€ 23,577	€ 22,908	€ 27,675